18. SHARE CAPITAL (Details Narrative)	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Shares, outstanding	2,080,190,514
Shares, issued	1,836,494.69
Treasury shares
Disclosure of classes of share capital [line items]
Shares, outstanding	2,500,000